Net financial income (Tables)	12 Months Ended
Dec. 31, 2024
Net financial income
Schedule of net financial income

	December 31, 2024	December 31, 2023	December 31, 2022

Financial income:
Discounts obtained	2,387	190	800
Interest charged	1,319	1,259	820
Revenues from interest earning bank deposit	12,304	13,744	6,441
Foreign-exchange income	202,979	9,513	315
Derivatives Revenue	6,726	—	—
Monetary variation	6,673	17,035	258
Other	1,523	1,744	933
	233,911	43,485	9,567
Financial expenses:
Interest paid	(13,514)	(7,194)	(4,732)
Interest right of use	(16,669)	(3,434)	(4,183)
Interest on loans	(70,877)	(54,546)	(27,329)
Debenture interest	(55,854)	(89,069)	(52,371)
Intercompany interest	(101,077)	(8,284)	(4,613)
Discounts granted	(1,595)	(95,521)	(1,529)
Bank expenses	(4,157)	(3,812)	(2,478)
IOF	(1,394)	(824)	(3,469)
Foreign exchange costs	(283,082)	(15,262)	(8,518)
Monetary variation	(17,520)	(289)	(402)
Costs of anticipating obligations	(7,066)	—	—
Derivatives Expenses	(759)	—	—
Other	(19,335)	(16,592)	(3,917)
	(592,899)	(294,827)	(113,541)

Net financial expense	(358,988)	(251,342)	(103,974)